Financial instruments - additional information - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Financial assets not past due or impaired due to renegotiation of terms	$ 0	$ 29
Past due date but not impaired
Credit risk
Loans and receivables	7	18
Past due date but not impaired | Less than one year past due date
Credit risk
Loans and receivables	$ 1	$ 11